Deferred tax (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Deferred [Abstract]
Schedule of deferred tax assets and liabilities by type of temporary
	As of December 31
	2022	2021
Net deferred tax asset (liability)
Trade and other receivables	$449	$(1,357)
Inventories	3,930	3,142
Property, plant and equipment	(4,019)	(3,486)
Intangibles	(5,112)	(875)
Borrowings and Trade and other payables	2,648	3,639
Provisions and Other liabilities	1,780	1,005
Others [1]	(523)	(1,071)
Total net deferred tax asset (liability)	$(847)	$997

[1]	As of December 31, 2022, includes a deferred tax asset of $381 related to Procaps S.A. tax losses of $1,088 generated during the year. As of December 31, 2021, the deferred tax asset balance does not comprise unused tax losses.

Schedule of deferred tax assets and liabilities
	As of December 31
	2022	2021
Deferred Tax Asset	$6,974	$7,067
Deferred Tax Liability	(7,821)	(6,070)
Net Deferred Tax Asset (Liability)	$(847)	$997

Schedule of deferred tax
	2022	2021	2020
Balance as of January 1	$997	$2,879	$8,556
Recognized in Profit or Loss	(1,763)	(1,455)	(3,805)
Recognized in Other Comprehensive Income [1]	107	(58)	16
Others [2]	(188)	(369)	(1,888)
Balance as of December 31	$(847)	$997	$2,879

[1]	Deferred tax related to employee defined benefit plans.

[2]	Deferred tax related to the purchase price acquisition of intangible assets in Procaps S.A. de C.V.